1

                                          Registration No.  2-49887
                                                 File No.  811-2454

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                  [   ]

Pre-Effective Amendment No. _____                             [   ]

Post-Effective Amendment No. 59                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                   [   ]

Amendment No. 28                                                [X]

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                OPPENHEIMER MONEY MARKET FUND, INC.
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        (Exact Name of Registrant as Specified in Charter)

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            6803 South Tucson Way, Englewood, CO 80112
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        (Address of Principal Executive Offices) (Zip Code)

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                          (303) 671-3200
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       (Registrant's Telephone Number, including Area Code)

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                             Andrew J. Donohue, Esq.
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                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
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              (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b) [ ] On _______________ pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1) [ x ] On November 27, 1998 pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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Oppenheimer Money Market Fund, Inc.
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Prospectus Dated November 27, 1998

      Oppenheimer Money Market Fund, Inc. is a money market mutual fund. Its goal is to seek the maximum current income that is consistent with stability of principal. The Fund invests in short-term, high quality "money market" securities.

 This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account












(logo)OppenheimerFunds


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents
           About The Fund
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           The Fund's Objective and Investment Strategy

           Main Risks of Investing in the Fund

           The Fund's Past Performance

           Fees and Expenses of the Fund

           About the Fund's Investments

           How the Fund is Managed


           About Your Account
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           How to Buy Shares

           Special Investor Services
           AccountLink
           PhoneLink
           OppenheimerFunds Web Site
           Retirement Plans

           How to Sell Shares
           By Mail
           By Telephone
           By Wire
           By Checkwriting

           How to Exchange Shares

           Shareholder Account Rules and Policies

           Dividends and Tax Information

           Financial Highlights

                                 About the Fund

The Fund's Objective and Investment Strategy

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What is the Fund's  Investment  Objective?  The Fund's objective is to seek the maximum current income that is consistent with stability of principal.
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What Does the Fund Invest In? The Fund is a money market  fund.  It invests in a variety of high-quality money market securities to seek income. Money market securities are short-term debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations maturing in 397 days or less.

Who is the Fund Designed For? The Fund may be appropriate for investors who want to earn income at current money market rates while preserving the value of their investment, because the Fund is managed to keep its share price stable at $1.00. Income on short-term securities tends to be lower than income on longer term debt securities, so the Fund's yield will likely be lower than the yield on longer-term fixed income funds. The Fund also offers easy access to your money through checkwriting and wire redemption privileges. The Fund does not invest for the purpose of seeking capital appreciation or gains.

Main Risks of Investing in the Fund

      All investments carry risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Fund is a money market fund that seeks income by investing in short-term debt securities that must meet strict standards set by its Board of Directors following special rules for money market funds under federal law. These include requirements for maintaining high credit quality in the Fund's portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Fund's securities and diversifying the Fund's investments among issuers to reduce the effects of a default by any one issuer on the value of the Fund's shares. Even so, there is a risk that the Fund's shares could fall below $1.00 per share.

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An  investment  in the Fund is not  insured  or  guaranteed  by the
Federal  Deposit  Insurance  Corporation  or any  other  government agency.  Although  the Fund  seeks to  preserve  the  value of your investment  at $1.00 per  share,  it is  possible  to lose money by investing in the Fund.
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      An investment in the Fund is not a complete investment  program.  The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There can be no assurance that the Fund will meet its investment objective.

The Fund's Past Performance

The bar chart and table below show how the Fund's returns may vary over time, by showing changes in the Fund's performance from year to year for the last ten calendar years and its average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

          Annual Total Returns (% as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]



For the period from 1/1/98 through 9/30/98, the cumulative total return (not annualized) was _____%. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ____% (__Q__) and the lowest return for a calendar quarter was ___% (__Q__).

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Average Annual Total
Returns for the periods      Past 1 Year      Past 5 Years    Past 10 Years
ending December 31, 1997

Oppenheimer                      %                %                %
Money Market Fund, Inc.
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The  returns in the table  measure the  performance  of a  hypothetical  $10,000 account and assume that all distributions have been reinvested in additional shares. The total returns are not the Fund's current yield. The Fund's yield more closely reflects the fund's current earnings.

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To obtain the Fund's current 7-day yield  information,  please call the Transfer
Agent toll-free at 1-800-525-7048.
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Fees and Expenses of the Fund

      The Fund pays a variety of expenses directly for management of its assets, administration and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based upon the Fund's expenses during the fiscal year ended July 31, 1998.

Shareholder Transaction Expenses. The Fund does not charge any initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Fund shares by exchanging Class shares of other Oppenheimer funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").



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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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Management Fees                                 0.---%
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Distribution (12b-1) Fees                        None
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Other Expenses                                  0.---%
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Total Annual Operating Expenses                  0.87%
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"Other expenses" in the table include  transfer agent fees,  custodial fees, and accounting and legal expenses the Fund pays.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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     1 Year           3 Years          5 Years          10 Years
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        $                $                $                $
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About the Fund's Investments

The Fund's Principal Investment Policies. In seeking its objective of high current income consistent with stability of principal, the Fund invests in short-term money market securities meeting quality standards established for money market funds under the Investment Company Act.

      |X| What Types of Money Market Securities Does the Fund Invest In? The following is a brief description of the types of money market securities the Fund may invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. All of the Fund's investments must meet the special quality requirements set under the Investment Company Act and described briefly below.

     |_| U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States. Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government. Some government securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal National Mortgage Corporation (Fannie Mae). Others may be supported only by the credit of the instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

     |_| Bank Obligations. The Fund may buy time deposits, certificates of deposit and bankers' acceptances. They must be

o obligations of a domestic bank having total assets of at least $1 billion or

o U.S. dollar-denominated obligations of a foreign bank with total assets of at least U.S. $1 billion.

      The Fund may also invest in instruments secured by these types of banks, such as separately-issued bank debt guaranteed by the bank.

     |_|  Commercial  Paper.   Commercial  paper  is  a  short-term,   unsecured
promissory note of a domestic or foreign company. The Fund may buy only that commercial paper that meets its quality standards, described below.

      |_| Corporate Obligations. The Fund may invest in other short-term corporate debt obligations, besides commercial paper, that at the time of purchase by the Fund are meet the Fund's quality standards described below.

      |_| Other Money Market Obligations. The Fund may invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Fund or by a domestic bank. The bank must meet credit criteria set by the Fund's Board of Directors.

      Additionally, the Fund may buy other money market instruments that its Board of Directors approves from time to time. They must be U.S. dollar-denominated short-term investments that the Board must determine to have minimal credit risks. They also must be of "high quality" as determined by a national rating organization. The Fund may buy an unrated security that otherwise meets those qualifications, if the Board determines that it is of comparable quality to a security that meets the Fund's standards, described below.

      Currently, the Board has approved dollar-denominated obligations of foreign banks payable in the U.S. or in London, England, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements. Their purchase may be subject to restrictions adopted by the Board from time to time.

      |X| What Credit and Maturity Standards Apply to the Fund's Investments? The Fund may buy only those securities that meet standards set in the Investment Company Act for money market funds. The Fund's Board has adopted procedures to evaluate securities for the Fund's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Fund. In general, those procedures require that securities be rated in one of the two highest short-term rating categories of two national rating organizations. In some cases, the Fund can buy securities rated by one rating organization or unrated securities that the Manager judges to be comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Fund's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Fund's investment risks. A security's maturity must not exceed 397 days. Finally, the Fund must maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.

      |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Directors may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. The Fund's investment policies and techniques are not fundamental unless this Prospectus or the Statement of Additional Information says that a particular policy is fundamental.

Investment Strategies. To seek its objective, the Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.

      |X| Floating Rate/Variable Rate Notes. The Fund may purchase notes with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market index for such investments, such as the prime rate of a bank. If the maturity of a note is greater than 397 days, it may be purchased if it has a demand feature. That feature must permit the Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from purchase.

      |X| Obligations of Foreign Banks and Foreign Branches of U.S. Banks. The Fund can invest in U.S. dollar-denominated securities of foreign banks that are payable in the U.S. or in London, England. It can also buy dollar-denominated securities of foreign branches of U.S. banks. These have investment risks different from obligations of domestic branches of U.S. banks. Risks that may affect the bank's ability to pay its debt include:

o political and economic developments in the country in which the bank or branch is located, imposition of withholding taxes on interest income payable on the securities,

o seizure  or  nationalization  of  foreign  deposits,  o the  establishment  of
exchange  control   regulations  and

o  the  adoption  of  other   governmental
restrictions that might affect the payment of principal and interest on those securities.

      Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.

      |X| Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements. They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

      |X| Asset-Backed Securities. The Fund may invest in asset-backed securities. These are fractional interests in pools of consumer loans and other trade receivables. They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as the Fund.

      These securities are frequently supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement generally applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Fund could lose money if the issuer defaults.

      |X| Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.

      |X| Illiquid and Restricted Securities. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Fund or additional costs.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative affect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.


How the Fund is Managed

The Manager. The Fund's investment adviser is the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment advisor since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $85 billion as of September 30, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

     |X| Portfolio Managers. Carol E. Wolf and Arthur J. Zimmer are the portfolio managers of the Fund. They are the persons principally responsible for the day to day management of the Fund's portfolio. Ms. Wolf has had this responsibility since November 1988, and Mr. Zimmer since July 15, 1998. Ms. Wolf is a Vice President and Mr. Zimmer a Senior Vice President of the Manager, and each is an officer and portfolio manager of other Oppenheimer funds.

      |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, and 0.375% of net assets in excess of $1.5 billion. The Fund's management fee for the fiscal year ended July 31, 1998 was 0.___% of the Fund's average annual net assets.



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About Your Account
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How to Buy Shares

How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Fund's Distributor, directly through the Distributor, or automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

     The Fund intends to be as fully invested as possible to maximize its yield. Therefore, newly-purchased shares normally will begin to accrue dividends after the Distributor accepts your purchase order, starting on the business day after the Fund receives Federal Funds from your purchase payment.

     |X| Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

     |_| Guaranteed Payment Procedures. Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares on a regular business day and to guarantee that the Fund's custodian bank will receive Federal Funds to pay for the shares by 2:00 P.M. on the next regular business day. The shares will start to accrue dividends starting on the day the Federal Funds are received by 2:00 P.M.

     |X| Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. Your check should be in U.S. dollars and drawn on a U.S. bank so that dividends will begin to accrue on the next regular business day after the Distributor accepts your purchase order.

     If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before your make a purchase to be sure that the Fund is appropriate for you.

     |X| Buying Shares by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1-800-525-7048 to notify the Distributor of the wire, and to receive further instructions.

     |X| Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy the shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details. Dividends begin to accrue on shares purchased this way on the business day after the Fund receives the ACH payment from your bank.

     |X| Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

     |_| With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and additional investments for as little as $25. Additional purchases of at least $25 can be made by telephone through AccountLink.

     |_| Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.

     |_| The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their net asset value per share without any sales charge. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share.

     The public offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

     |_| The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time". The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. In a policy adopted by the Fund's Board of Directors, the Fund uses the amortized cost method to value its securities to determine net asset value.

     |_| To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, it will receive the next offering price that is determined after your order is received.

     |_| If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, it will receive the next offering price that is determined.

What Classes of Shares Does the Fund Offer? The Fund offers investors one class of shares. Those shares are considered to be Class A shares for the purposes of exchanging them or reinvesting dividends among other Oppenheimer funds that offer more than one class of shares.

Special Investor Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member.
AccountLink lets you:

     |_| transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or

     |_| have the Transfer Agent send redemption proceeds or to transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1-800-533-3310.

      |_| Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

      |_| Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer fund account you have already established by calling the special PhoneLink number.

      |_| Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Can I Submit Transaction Requests by Fax? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. Information about the Fund, as well as your account balance, may be obtained on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1-800-533-3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1-800-525-7048.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Reinvestment Privilege. If you redeem some or all of your Fund shares that were purchased by reinvesting dividends from the Fund or another Oppenheimer fund account (except Oppenheimer Cash Reserves) or by exchanging shares from another Oppenheimer fund account on which you paid a sales charge, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of other Oppenheimer funds without paying a sales charge. You must be sure to ask the Distributor for this privilege when you send your payment.

Retirement Plans. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that can be used by individuals and employers:

      |_| Individual Retirement Accounts (IRAs), including regular IRAs, Roth IRAs, rollover and Education IRAs.

      |_| SEP-IRAs, which are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.

      |_| 403(b)(7) Custodial Plans, that are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

      |_| 401(k) Plans, which are special retirement plans for businesses.

      |_|   Pension  and   Profit-Sharing   Plans,   designed   for
businesses and self-employed individuals.

Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

      You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1-800-525-7048, for assistance.


      |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):
      |_| You  wish to  redeem  $50,000  or more  and  receive  a check
|_| The
      redemption check is not payable to all shareholders listed on the account statement

      |_| The redemption check is not sent to the address of record on your account statement
      |_| Shares are being transferred to a Fund account with a different owner or name
      |_| Shares are being redeemed by someone (such as an Executor) other than the owners

     |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

      |X| Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

      |X| Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. There minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1-800-852-8457.

How Do I Sell Shares by Mail? Write a "letter of instructions" that includes:
      |_| Your name
      |_| The Fund's name
      |_| Your Fund account number (from your account  statement)
      |_| The dollar amount or number of shares to be redeemed
      |_| Any special payment instructions

      |_| Any share certificates for the shares you are selling
      |_| The signatures of all registered owners exactly as the account is registered, and
      |_| Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

-------------------------------------------------------------------
Use the following address for requests by mail:
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OppenheimerFunds Services
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P.O. Box 5270, Denver, Colorado 80217

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Send courier or express mail requests to:
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OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

How Do I Sell Shares by Telephone? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, the Transfer Agent must receive your call by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.

      |_| To redeem shares through a service  representative,  call
1-800-852-8457

      |_|  To  redeem  shares  automatically  on  PhoneLink,   call
1-800-533-3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

        Are There Limits on Amounts Redeemed by Telephone?

      |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      |X| Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

How Do I Write Checks Against My Account? To write checks against your Fund account, request that privilege on your account Application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1-800-525-7048 to request checkwriting for an account in this Fund with the same registration as the other account.

      |_| Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or Custodian.

      |_| Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

      |_| Checks must be written for at least $100.

      |_| Checks cannot be paid if they are written for more than your account value.

      |_| You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.

      |_| Don't use your checks if you changed your Fund account number, until you receive new checks.

Can I Sell Shares Through My Dealer? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

Will I pay a Sales Charge When I Sell my Shares? The Fund does not charge a fee when you redeem shares of this Fund that you bought directly or by reinvesting dividends or distributions from this Fund or another Oppenheimer fund. Generally, you will not pay a fee when you redeem shares of this Fund you bought by exchange of shares of another Oppenheimer fund. However, o if you bought shares of this Fund by exchanging Class A shares of another Oppenheimer fund that you bought subject to the Class A contingent deferred sales charge, and o those shares are still subject to the Class A contingent deferred sales charge when you exchange them into this Fund, then o you will pay the contingent deferred sales charge if you redeem those shares from this Fund within 18 months of the purchase date of the shares of the Fund you exchanged.

How to Exchange Shares

Shares of the Fund may be exchanged for Class A shares of certain Oppenheimer funds. To exchange shares, you must meet several conditions:

      |_| Shares of the fund selected for exchange must be available for sale in your state of residence.

      |_| The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

      |_| You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.

      |_| You must meet the minimum purchase requirements for the fund you purchase by exchange.

      |_| Before exchanging into a fund, you should obtain and read its prospectus.

      Shares of a particular class of an Oppenheimer fund may be exchanged only for shares of the same class in other Oppenheimer funds. For example, you can exchange shares of this Fund only for Class A shares of another fund, and you can exchange only Class A shares of another Oppenheimer fund for shares of this Fund.

      You may pay a sales charge when you exchange shares of this Fund. Because shares of this Fund are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of this Fund for shares of other Oppenheimer funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of this Fund purchased by reinvesting dividends or distributions from this Fund or other Oppenheimer funds (except Oppenheimer Cash Reserves), or shares of this Fund purchased by exchange of shares on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain when you sell or exchange your shares.

How Do I Submit Exchange Requests? Exchanges may be requested in writing or by telephone:

     |X| Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the Back Cover.

      |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457, or by using PhoneLink for automated exchanges by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:

      |_| Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange.

      |_| Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

      |_| The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

      |_| If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

      |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.

      |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

      |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

      |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      |X| Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

      |X| The Transfer Agent may delay forwarding a check or processing a payment via AccountLink or Federal Funds wire for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

     |X| "Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

      |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends and Tax Information

Dividends. The Fund intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Directors. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

Capital Gains. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

     |X| Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

      |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains distributions in the Fund while receiving dividends by check or having them sent to your bank account through AccountLink.

      |X| Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank through AccountLink.

     |X| Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders, and may be taxable at different rates depending on how long the Fund holds the asset. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Any long-term capital gains distributions will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      |X| Remember There May be Taxes on Transactions. Because the Fund seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

      |X| What Are Returns of Capital? In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.
-------------------------------------------------------------------

Oppenheimer Money Market Fund, Inc.
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SEC File No. 811-2454
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For More Information:


-------------------------------------------------------------------
The following additional information about the Fund is available without charge upon request:
-------------------------------------------------------------------





-------------------------------------------------------------------
                Statement of Additional Information
----------------------------------------------------------------


This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).


----------------------------------------------------------------

-------------------------------------------------------------------


                         Annual and Semi-Annual Reports


-------------------------------------------------------------------
----------------------------------------------------------------


Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


----------------------------------------------------------------

----------------------------------------------------------------


How to Get More Information:


----------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and Semi-Annual Report, and other information about the Fund or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Information Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:
OppenheimerFunds Distributor, Inc.
PR0200.001.1197  Printed on recycled paper
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Oppenheimer Money Market Fund, Inc.
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Two World Trade Center, New York, New York 10048
1-800-525-7048

Statement of Additional Information dated November 27, 1998

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 27, 1998. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents

Page
About the Fund
Additional  Information  about the Fund's  Investment  Policies and
Risks.............................................................2
     The Fund's Principal Investment Policies.....................2
     Other Investment Strategies..................................5
     Investment Restrictions......................................6
How the Fund is Managed...........................................7
     Organization and History.....................................7
     Directors and Officers of the Fund...........................7
     The Manager.................................................13
Performance of the Fund..........................................15

About Your Account
How To Buy Shares................................................16
How To Sell Shares...............................................19
How To Exchange Shares...........................................22
Dividends and Taxes..............................................24
Additional Information About the Fund............................25

Financial Information About the Fund
Independent Auditors' Report.....................................26
Financial Statements.............................................27

Appendices
Appendix A: Securities Ratings..................................A-1
Appendix B: Industry Classifications............................B-1

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


ABOUT THE FUND
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Additional Information About the Fund's Investment Policies and Risks

      The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc. will select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Principal Investment Policies. The Fund's objective is to seek the maximum current income that is consistent with stability of principal. The Fund will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Fund may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

      |X| Ratings of Securities -- Portfolio Quality and Diversification. Under Rule 2a-7 of the Investment Company Act, the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under that rule, the Fund may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities." The rating restrictions described in the Prospectus and this Statement of Additional Information do not apply to banks in which the Fund's cash is kept.

      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this Statement of Additional Information. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule 2a-7 permits the Fund to purchase any number of "First Tier Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be First Tier Securities.

     Under Rule 2a-7, the Fund may invest only up to 5% of its assets in "Second Tier Securities." Those are Eligible Securities that are not "First Tier Securities." In addition, the Fund may not invest more than: o 5% of its total assets in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or o 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.

      The Fund's Board of Directors must approve or ratify the purchase of Eligible Securities that are unrated or are rated by only one Rating
Organization. Additionally, under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

      If a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Fund's Board of Directors shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it. If the Fund disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch IBCA , Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. Appendix A to this Statement of Additional Information contains descriptions of the rating categories of those Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

     |X| U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

      U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

      Securities   issued  or  guaranteed  by  U.S.   Government   agencies  and
instrumentalities are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

      Among the U.S. Government Securities that may be purchased by the Fund are "mortgage-backed securities" of Fannie Mae, Government National Mortgage Association ("Ginnie Mae") and Freddie Mac. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. These mortgage-backed securities include "pass-through" securities and "participation certificates." Both types of securities are similar, in that they represent pools of mortgages that are assembled by a vendor who sells interests in the pool. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interests in the pool. Another type of mortgage-backed security is the "collateralized mortgage obligation." It is similar to a conventional bond and is secured by groups of individual mortgages.

      |X| Time Deposits and Other Bank Obligations. The types of "banks" whose securities the Fund may buy include commercial banks, savings banks, and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation. The Fund may also buy securities of "foreign banks" that are:
      o foreign branches of U.S. banks ( which may be issuers of "Eurodollar" money market instruments),
      o U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
      o foreign branches of foreign banks.

       The Fund may invest in fixed time deposits. These are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, the Fund's investments in time deposits that are subject to penalties (other than time deposits maturing in less than 7 days) are subject to the 10% investment limitation for investing in illiquid securities, set forth in "Illiquid and Restricted Securities" in the Prospectus.

      |X| Insured Bank Obligations. The Federal Deposit Insurance Corporation insures the deposits of banks and savings and loan associations up to $100,000 per investor. Within the limits set forth in the Prospectus, the Fund may purchase bank obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, then the accrued interest in excess of that $100,000 will not be insured.

      |X| Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities. Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan. Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank. Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

      |X| Asset-Backed Securities. These securities, issued by trusts and special purpose corporations, are backed by pools of assets, primarily automobile and credit-card receivables and home equity loans. They pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.
      The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      |X| Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. An "approved vendor" may be a U.S. commercial bank, the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities. These entities must meet the credit requirements set forth by the Fund's Board of Directors from time to time. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

Other Investment Strategies

      |X| Floating Rate/Variable Rate Obligations. The Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Fund may invest in obligations that are not rated only if the Manager determines at the time of investment that the obligations are of comparable quality to the other obligations in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio on an ongoing basis.

      |X| Loans of Portfolio Securities. To attempt to increase its income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund must receive collateral for such loans, which are limited to not more than 10% of the value of the Fund's total assets and are subject to other conditions described below. There are some risks in lending securities. The Fund could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities. The Fund presently does not intend to lend its securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Fund's total assets.

      Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities. The collateral must consist of cash, bank letters of credit, U.S. Government securities or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund.

      In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan. It also receives the interest on the collateral securities, less any finders', custodian, administrative or other fees the Fund pays in connection with the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Directors.
      The Fund will not lend its portfolio securities to any officer, Director, employee or affiliate of the Fund or its Manager. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days notice or in time to vote on any important matter.

      |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

      Illiquid securities in which the Fund may invest include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable.

      There are restricted securities that are not illiquid in which the Fund may invest. They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are not related to current transactions of the issuer and therefore are not exempt from registration as commercial paper. Illiquid securities include repurchase agreements maturing in more than 7 days, or certain participation interests other than those with puts exercisable within 7 days.

Investment Restrictions

      |X|What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or |_| more than 50% of the outstanding shares. The Fund's investment objective is a fundamental policy.
Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the
Fund:

      |_| The Fund cannot invest more than 5% of its total assets in securities of any issuer (except the U.S. Government or its agencies or instrumentalities).

      |_| The Fund cannot concentrate investments in any particular industry; therefore the Fund will not purchase the securities of companies in any one industry if more than 25% of the value of the Fund's total assets would consist of securities of companies in that industry. Except for obligations of foreign branches of domestic banks, or obligations issued or guaranteed by foreign banks, the Fund's investments in U.S. government securities and bank obligations described in the prospectus are not included in this limitation.

      |_| The Fund cannot make loans, except through the purchase of the types of debt securities described in the Prospectus or through repurchase agreements; the Fund may also lend securities as described under "Loans of Portfolio Securities" in this Statement of Additional Information.

      |_| The Fund cannot borrow money in excess of 5% of the value of its total assets. The Fund may borrow only as a temporary measure for extraordinary or emergency purposes and no assets of the Fund may be pledged, mortgaged or assigned to secure a debt.

      |_| The Fund cannot invest more than 5% of the value of its total assets in securities of companies that have operated less than three years, including the operations of predecessors.

      |_| The Fund cannot invest in commodities or commodity contracts or invest in interests in oil, gas, or other mineral exploration or mineral development programs.

      |_| The Fund cannot invest in real estate. However, the Fund may purchase commercial paper issued by companies which invest in real estate or interests in real estate.

      |_| The Fund cannot purchase securities on margin or make short sales of securities.

      |_| The Fund cannot invest in or hold securities of any issuer if those officers and directors of the Fund or its advisor who beneficially own individually more than 2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

      |_|  The  Fund   cannot   underwrite   securities   of  other
companies.

      |_| The Fund cannot invest in securities of other investment companies.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate in securities of issuers as described in "Other Investment Restrictions" in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

                             How the Fund Is Managed

Organization and History. The Fund is a corporation organized in Maryland in 1973. The Fund is a diversified, open-end management investment company. The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      Meetings of Shareholders. As a Maryland corporation, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Directors or upon proper request of the shareholders.

      The Directors will call a meeting of shareholders to vote on the removal of a Director upon the written request of the record holders of 10% of its outstanding shares. If the Directors receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Director, the Directors will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less, The Directors may take such other action as is permitted under the Investment Company Act.

Directors and Officers of the Fund. The Fund's Directors and officers and their principal occupations and business affiliations during the past five years are listed below. Directors denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Directors are also trustees or directors of the following NewYork-based Oppenheimer funds:

Oppenheimer  California  Municipal Fund Oppenheimer  Capital  Appreciation  Fund
Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Municipal Bond Fund Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer U.
S. Government Trust and Oppenheimer World Bond Fund.

      Ms. Macaskill and Messrs. Spiro, Bishop, Bowen, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of November 1, 1998, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue, are trustees of that plan.

Leon Levy, Chairman of the Board of Directors; Age 73 280 Park Avenue, New York, NY 10017
General Partner of Odyssey Partners, L.P. (investment partnership)(since 1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Director*; Age 65
19750 Beach Road, Jupiter Island, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman of the Manager, OppenheimerFunds, Inc.(October 1995 to December 1997); Vice President and General Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company (June 1990 to March 1994); Executive Vice President (December 1977 to October 1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director (July 1978 to October 1993) and General Counsel of the Distributor, OppenheimerFunds Distributor, Inc.; Executive Vice President and a director (April 1986 to October 1995) of HarbourView Asset Management Corporation; Vice President and a director (October 1988 to October 1993) of Centennial Asset Management Corporation ( HarbourView and Centennial are investment adviser subsidiaries of the Manager); and an officer of other Oppenheimer funds.

Benjamin Lipstein, Director; Age 75
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of  Marketing,   Stern  Graduate   School  of
Business Administration, New York University.

Elizabeth B. Moynihan, Director; Age 69 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), and the National Building Museum; a member of the Trustees Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.

Kenneth A. Randall, Director; Age 71
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Texan Cogeneration Company (cogeneration company), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The
Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Director; Age 68
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of River Bank America (real estate manager); Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Director; Age 66
8 Sound Shore Drive, Greenwich, Connecticut 06830
Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K); a trustee of Mystic Seaport Museum, International House and Greenwich Historical Society.

Donald W. Spiro,  Vice Chairman and Director*;  Age 72
Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Director; Age 86
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

Clayton K. Yeutter, Director; Age 67
1325 Merrie Ridge Road, McLean, Virginia 22101
Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) Counsellor to the President
(Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

Bridget A. Macaskill, President; Age 50 Two World Trade Center, 34th Floor, New York, NY 10048
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of Shareholder Services, Inc. (since August 1994), and Shareholder Financial Services, Inc. (September 1995) (both are transfer agent subsidiaries of the Manager); President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp.; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director (since July 1996) of Oppenheimer Real Asset Management, Inc., an investment advisory subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL") and Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company); formerly a director (until 1998) of NASDAQ Stock Market, Inc. and an Executive Vice President of the Manager.

Carol E. Wolf, Vice President and Portfolio Manager; Age 46 6803 South Tucson Way, Englewood, CO 80112
Vice President of the Manager and Centennial Asset Management Corporation; an officer of other Oppenheimer funds.

Arthur J. Zimmer, Vice President and Portfolio Manager; Age 51.
6803 South Tucson Way, Englewood, CO 80112
Senior Vice President of the Manager and Vice President of Centennial Asset Management Corporation; an officer of other Oppenheimer funds.

Andrew J. Donohue, Secretary; Age 48 Two World Trade Center, 34th Floor, New York, NY 10048
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corp., Shareholder Services, Inc, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since (September 1995); President and a director of Centennial Asset Management Corp.(since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

George C. Bowen, Treasurer; Age 62
6803 South Tucson Way, Englewood, CO 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corp.; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial Asset Management Corp.; Vice President and Treasurer (since August
1978) and Secretary (since April 1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); an officer of other Oppenheimer funds; formerly Treasurer (June 1990 - March 1998) of Oppenheimer Acquisition Corp.

Robert J. Bishop, Assistant Treasurer; Age 40
6803 South Tucson Way, Englewood, CO 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Scott  T. Farrar, Assistant Treasurer; Age 33
6803 South Tucson Way, Englewood, CO 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age 50
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder
Financial Services, Inc. (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc and
OppenheimerFunds International Ltd. (since October 1997); an officer of other Oppenheimer funds.

      |X| Remuneration of Directors. The officers of the Fund and a Director of the Fund (Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Directors of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended July 31, 1998. The compensation from all of the New York-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or member of a committee of the Board during the calendar year 1997.

-------------------------------------------------------------------
                                      Retirement    Total
                                      Benefits      Compensation
                      Aggregate       Accrued       from all
                      Compensation    as Part       New York based
Name and              from            of Fund       Oppenheimer
Position              Fund            Expenses      Funds (19 Funds)

Leon Levy             $               $             $
    Chairman and
     Trustee

Benjamin Lipstein     $               $             $
    Study Committee
    Chairman, Audit
    Committee Member
    and Trustee

Elizabeth B. Moynihan $               $             $
    Study Committee
    Member and Trustee

Kenneth A. Randall    $               $             $
    Audit Committee
    Chairman and Trustee

Edward V. Regan       $               $             $
    Proxy Committee
    Chairman, Audit
    Committee Member
    and Trustee1

Russell S. Reynolds,
         Jr.          $             $             $
    Proxy Committee
    Member and Trustee1

Pauline Trigere       $               $             $
    Trustee

Clayton K. Yeutter    $               $             $
    Proxy Committee
    Member and Trustee
-------------------------------------------------------------------
-------------------------------------------------------------------
1 For the 1997 calendar year.
2 Committee position held during a portion of the period shown.

      |X| Deferred Compensation Plan. The Board of Directors has adopted a Deferred Compensation Plan for disinterested directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under this plan will be determined based upon the performance of the selected funds.

      Deferral of Directors' fees under this plan will not materially affect the Fund's assets, liabilities and net income per share. This plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Director under this plan without shareholder approval for the limited purpose of determining the value of the Directors' deferred fee accounts.

      |X| Retirement Plan. The Fund has adopted a retirement plan that provides for payment to retired Directors. Payments are up to 80% of the average compensation paid during a Director's five years of service in which the highest compensation was received. A Director must serve as trustee or director for any of the New York-based OppenheimerFunds for at least 15 years to be eligible for the maximum payment. Each Director's retirement benefits will depend on the amount of the Director's future compensation and length of service. Therefore, the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits. For the fiscal year ended July 31, 1998, $_________ was accrued for the Fund's projected retirement plan obligations. Payments of $ _________have been made by the Fund for the fiscal year ended July 31, 1998.

      |X| Major Shareholders. As of November 1, 1998, the only person who owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding shares was OppenheimerFunds Distributor, Inc. which owned _______________ shares, which is ____% of the outstanding shares of the Fund.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. It is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and one of whom (Mr. Spiro) serves as a Director of the Fund. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

      The portfolio managers of the Fund are principally responsible for the day-to-day management of the Fund's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities. They provide the Fund's portfolio managers with research and support in managing the Fund's investments.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to disinterested Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus.

      Under the investment advisory agreement, the Manager guarantees that the total expenses of the Fund in any calendar year, exclusive of taxes, interest and any brokerage fees, shall not exceed the lesser of (a) 1% of the average annual net assets of the Fund, or (b) 25% of the total annual investment income of the Fund. The Manager undertakes to pay or refund to the Fund any amount by which such expenses shall exceed those limits. The payment of the management fee at the end of any month will be reduced so that at no time will there be any accrued but unpaid liability under this expense limitation.


---------------------------------------------------------------------
 Fiscal Year      Management Fee Paid to OppenheimerFunds, Inc.
 ending 7/31
---------------------------------------------------------------------
---------------------------------------------------------------------
    1996                            $2,296,019
 (7 months)
---------------------------------------------------------------------
---------------------------------------------------------------------
    1997                            $4,413,500
---------------------------------------------------------------------
---------------------------------------------------------------------
    1998                                $
---------------------------------------------------------------------


      The investment advisory agreement contains an indemnity of the Manager. The Manager is not liable for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based on its own investigation and research or upon investigation and research by any other individual, firm or corporation. That recommendation must have been made, and such other individual, firm or corporation must have been selected, with due care and in good faith. However, the Manager is not excused from liability for its willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties, under the investment advisory agreement.

      The investment advisory agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

      |X| The Distributor. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc., a subsidiary of the Manager, acts as the Fund's principal underwriter and Distributor in the continuous public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders, are borne by the Distributor.

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Directors. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Fund seeks to obtain prompt execution of orders at the most favorable net price. If dealers are used for portfolio transactions, transactions may be directed to dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      Subject to applicable rules covering the Distributor's activities in this area, sales of shares of the Fund and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Fund's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

                             Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7948 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the fund shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparisons with other investments:

      |X| Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model. |X| An investment in the Fund is not insured by the FDIC or any other government agency. |X| The Fund's yield is not fixed or guaranteed and will fluctuate. Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      |X| Yields. The Fund's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by

     (a) adding 1 to the base period return (obtained as described above),

     (b) raising the sum to a power equal to 365 divided by 7, and

     (c) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribe the SEC. The methodology is discussed below.

|_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:




                1/n
           (ERV)
           (---)   -1 = Average Annual Total Return
           ( P )

    Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:


           ERV - P
           ------- = Total Return
              P


---------------------------------------------------------------------
    Yield       Compound        Average Annual Total Returns (at
   (7 days      Effective                   7/31/98)
    ended         Yield
  7/31/98)       (7 days
                  ended
                7/31/98)
---------------------------------------------------------------------
---------------------------------------------------------------------

                               1-Year       5 Years      10 Years
---------------------------------------------------------------------
---------------------------------------------------------------------
      %             %             %            %             %
---------------------------------------------------------------------


      |X| Other Performance Comparisons. Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate MonitorJ) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas. When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of investor/shareholder services by third parties may compare the services of the Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

                               ABOUT YOUR ACCOUNT

                                How to Buy Shares

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares" in the Prospectus. Asset Builder Plans also enable shareholders of the Fund to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.

      There is a front-end sales charge on the purchase of certain Oppenheimer funds. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments to buy shares of those funds. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

      |X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following:

Oppenheimer Bond Fund Oppenheimer Convertible Securities Fund Oppenheimer California Municipal Fund Oppenheimer Capital Appreciation Fund Oppenheimer Champion Income Fund Oppenheimer Developing Markets Fund Oppenheimer Disciplined Allocation Fund Oppenheimer Disciplined Value Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Equity Income Fund Oppenheimer Florida Municipal Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer High Yield Fund Oppenheimer Insured Municipal Fund Oppenheimer Intermediate Municipal Fund Oppenheimer International Bond Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street California Municipal Fund Oppenheimer Main Street Income & Growth Fund Oppenheimer MidCap Fund Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New Jersey Municipal Fund Oppenheimer New York Municipal Fund Oppenheimer Pennsylvania
Municipal Fund Oppenheimer Quest Capital Value Fund, Inc. Oppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest Balanced Value Fund Oppenheimer Quest Opportunity Value Fund Oppenheimer Quest Small Cap Value Fund Oppenheimer Quest Value Fund, Inc. Oppenheimer Real Asset Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund Rochester Fund Municipals Limited Term New York Municipal Fund

and the following money market funds:

Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Money Market Fund, Inc.

Determination of Net Asset Value Per Share. The net asset value per share of the Fund is determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets by the total number of shares outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      The Fund's Board of Directors has established procedures for the valuation of the Fund's securities, generally as follows:
      (i) Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
      (ii) Debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
      (iii)Debt instruments held by a money market fund that have a maturity of 397 days or less shall be valued at cost, adjusted for amortization of premiums and accretion of discounts; and
      (iv) Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes (see (i) and (ii) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. Government Securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Directors to price U.S. Government Securities or mortgage-backed securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.


How to Sell Shares

      The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

      By choosing the Checkwriting privilege, whether by signing the Account Application or by completing a Checkwriting card, the individuals signing:
      (1) represent that they are either the registered owner(s) of the shares of the Fund, or are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s);
      (2) authorize the Fund, its Transfer Agent and any bank through which the Fund=s drafts ("checks") are payable (the "Bank"), to pay all checks drawn on the Fund account of such person(s) and to effect a redemption of sufficient shares in that account to cover payment of such checks;
      (3)  specifically  acknowledge(s)  that if you  choose  to permit a single signature  on checks  drawn  against  joint  accounts,  or accounts  for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from an account even if that account is registered in the names of more than one person or even if more than one authorized signature appears on the Checkwriting card or the Application, as applicable; and
      (4) understand(s) that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Bank and neither shall incur any liability for such amendment or termination or for effecting redemptions to pay checks reasonably believed to be genuine, or for returning or not paying checks which have not been accepted for any reason.

Selling Shares by Wire. The wire of redemptions proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Director, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must
      (1)             state the reason for the distribution;
      (2)             state the owner's  awareness of tax penalties
                      if the distribution is premature; and
      (3)             conform to the  requirements  of the plan and
                      the Fund's other redemption requirements.

Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholders should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes (normally, that is 4:00 P.M.) and if the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owner(s) guaranteed on the redemption document as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account
Application or signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice.

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans as stated below as well as in the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent and the Fund shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. All of the other Oppenheimer funds offer Class A, B and C shares except Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial America Fund, L.P. and Centennial California Tax Exempt Trust, which only offers Class A shares, and Oppenheimer Main Street California Tax-Exempt Fund, which only offers Class A and Class B shares. A current list of funds showing which funds offer which classes may be obtained by calling the Distributor at 1-800-525-7048.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge).

      Shares of this Fund acquired by reinvestment of dividends or distributions from the Fund or from any other of the Oppenheimer funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. Shares of this Fund purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of this Fund are purchased in that way. If requested, the investor must supply proof of entitlement to this privilege.

      No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from shares of this Fund or Class A shares of Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

      The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For Federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

                               Dividends and Taxes

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends and Taxes." Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Directors and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of the Fund as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above under "The Oppenheimer Funds," at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and must either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.

               Additional Information About the Fund

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the Manager's banking relationships with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

                                   Appendix A

                        Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc. ("Moody's"): The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

      Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

        MIG1/VMIG1:  Best  quality.   There  is  present  strong  protection  by
                established   cash   flows,   superior   liquidity   support  or
                demonstrated broadbased access to the market for refinancing.

        MIG2/VMIG2:  High  quality.   Margins  of  protection   are
                ample although not so large as in the preceding group.

Standard & Poor's Corporation ("S&P"): The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:


      A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

      A-2:      Satisfactory    capacity   for   timely    payment.
                However, the relative degree of safety is not as high as for issues designated "A-1".

S&P's ratings for Municipal Notes due in three years or less are:

      SP-1:     Very strong or strong  capacity to pay  principal  and interest.
                Those  issues   determined   to  possess   overwhelming   safety
                characteristics will be given a plus (+) designation.

      SP-2:     Satisfactory   capacity   to  pay   principal   and
                interest.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch Investors Service, Inc. ("Fitch"): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

      F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

      F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+".

      F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

Duff & Phelps, Inc. ("Duff & Phelps"): The following ratings are for commercial paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):

      Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

      Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

      Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

      Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Fitch   IBCA   Inc.   ("IBCA"):   Short-term   ratings,   including
commercial paper (with maturities up to 12 months), are as follows:

      A1+: Obligations supported by the highest capacity for timely repayment.

      A1: Obligations supported by a very strong capacity for timely repayment.

      A2: Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

Thomson BankWatch, Inc. ("TBW"): The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

      TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

      TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's:  Bonds (including municipal bonds) are rated as follows:

      Aaa:      Judged  to be the  best  quality.  They  carry  the
                smallest   degree  of   investment   risk  and  are
                generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.


      Aa: Judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's: Bonds (including municipal bonds) are rated as follows:

      AAA: The highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA:       A  strong   capacity  to  pay  interest  and  repay
                principal and differ from "AAA" rated issues only in small degree.

Fitch:

      AAA: Considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA: Considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

Duff & Phelps:

      AAA: The highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

IBCA: Long-term obligations (with maturities of more than 12 months) are rated as follows:

      AAA: The lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk significantly.

      AA: A very low expectation for investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

                A plus (+) or minus (-) sign may be appended to a long term rating to denote relative status within a rating category.

TBW: TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

      A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

      A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

                                   Appendix B


                            Industry Classifications


Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable  Television
Chemicals
Commercial  Finance
Computer  Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified  Financial
Diversified  Media
Drug Stores
Drug  Wholesalers
Durable  Household  Goods
Education
Electric  Utilities
Electrical  Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental
Food
Gas Utilities
Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Information Technology
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable  Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings  & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications  - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking
Wireless Services

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048
Web Site: http://www.oppenheimerfunds.com

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado  80202

Legal Counsel
Gordon Altman Butowsky Weitzen
  Shalov & Wein
114 West 47th Street
New York, New York 10036











PX 0200.001.1198

             OPPENHEIMER MONEY MARKET FUND, INC.

                          FORM N-1A

                            PART C

                      OTHER INFORMATION


Item 23.  Exhibits

(a) (i) Articles of Incorporation dated December 13, 1973: Previously filed with Registrants Registration Statement on Form S-5, refiled with Registrant's Post-Effective Amendment No. 55 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii) Articles of Amendment of Articles of Incorporation dated April 10, 1974: Previously filed with Registrants Post-Effective Amendment No. 3, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 55 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iii) Articles of Amendment of Articles of Incorporation dated July 9, 1975: Previously filed with Registrants Post-Effective Amendment No.9, refiled with Registrant's Post-Effective Amendment No. 55 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iv) Articles of Amendment of Articles of Incorporation dated December 13, 1979: Previously filed with Registrants Post-Effective Amendment No. 42,
      (4/28/88), refiled with Registrant's Post-Effective Amendment No. 55 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (v) Articles of Amendment of Articles of Incorporation dated May 22, 1980:
      Previously filed with Registrants Post-Effective Amendment No. 42, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 55 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (vi) Articles of Amendment of Articles of Incorporation dated June 16, 1980: Previously filed with Registrants Post-Effective Amendment No. 42,
      (4/28/88), refiled with Registrant's Post-Effective Amendment No. 55 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (vii) Articles of Amendment of Articles of Incorporation dated July 2, 1981: Previously filed with Registrants Post-Effective Amendment No. 26, refiled with Registrant's Post-Effective Amendment No. 55 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (viii) Articles of Amendment of Articles of Incorporation dated February 23, 1982: Previously filed with Registrants Post-Effective Amendment No. 27, refiled with Registrant's Post-Effective Amendment No. 55 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ix) Articles of Amendment of Articles of Incorporation dated August 30, 1982: Previously filed with Registrants Post-Effective Amendment No. 3, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 55 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(b) Re-stated By-Laws dated August 6, 1987: Previously filed with Registrant's Post-Effective Amendment No. 42 (4/28/88), refiled with Registrant's Post-Effective Amendment No. 55 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(c)   Speciman  Stock   Certificate:   Previously  filed  with
Registrant's Post-Effective Amendment No. 57 (11/20/96), and incorporated herein by reference.

(d) Investment Advisory Agreement dated October 22, 1990: Previously filed with Post-Effective Amendment No. 45 (3/1/91), refiled with Registrant's Post-Effective Amendment No. 55 (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e) (i) General Distributor's Agreement dated December 10, 1992: Previously filed with Registrant's Post-Effective Amendment No. 50 (4/22/93), refiled with Registrants Post-Effective Amendment No. 55 (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (iii)Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (v) OppenheimerFunds Distributor, Inc., Broker Agreement with Newbridge Securities dated October 1, 1986: Previously filed with Post-Effective Amendment No. 25 of Oppenheimer Growth Fund (Reg. No. 2-45272), refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94 pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(f)   Form   of   Deferred    Compensation    Agreement    for
Disinterested    Trustees/Directors:    To   be    Filed    by
Post-Effective Amendment.

(g) (i) Custodian Agreement dated April 16, 1974: Previously filed with Registrant's Post-Effective Amendment No. 42 (4/28/88), refiled with
      Registrant's Post-Effective Amendment No. 55 (4/27/55) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii) Custodian Agreement dated December 15, 1975: Previously filed with Registrant's Post-Effective Amendment No. 42 (4/28/88), refiled with
      Registrant's Post-Effective Amendment No. 55 (4/27/55) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (iii) Custodian Agreement dated March, 1978: Previously filed with Registrant's Post-Effective Amendment No. 42 (4/28/88), refiled with
      Registrant's Post-Effective Amendment No. 55 (4/27/55) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (iv) Custodian Agreement dated August 13, 1980: Previously filed with Registrant's Post-Effective Amendment No. 42 (4/28/88), refiled with
      Registrant's Post-Effective Amendment No. 55 (4/27/55) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (v) Custodian Agreement dated September 28, 1984: Previously filed with Registrant's Post-Effective Amendment No. 42 (4/28/88), refiled with
      Registrant's Post-Effective Amendment No. 55 (4/27/55) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(h)   Not applicable.

(i) Opinion and Consent of Counsel dated February 28, 1974: Previously filed with Registrant's Registration Statement , refiled with Registrant's Post-Effective Amendment No. 55, (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent   Auditors   Consent:   To   be   filed   by
Post-Effective Amendment.

(k)   Not applicable.

(l)    Not applicable.

(m)   Not applicable.

(n)   Financial Data Schedule:  To be filed by  Post-Effective
      Amendment

(o) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/25/98: Previously filed with Post-Effective Amendment No. 70 to the Registration Statement of Oppenheimer Global Fund (Reg. No. 2-31661), 9/14/98 and incorporated herein by reference.

-- Powers of Attorney (including Certified Board resolutions): (Bridget A. Macaskill) Previously filed with
Registrant's Post-Effective Amendment No. 55 (4/15/96); others previously filed (all other Trustees) with Registrant's Post-Effective Amendments No. 52 (4/29/94) and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

      Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other  Connections  of the  Investment
Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name and Current Position      Other Business and Connections
with OppenheimerFunds, Inc.    During the Past Two Years

Charles E. Albers,
Senior Vice President          An      officer       and/or
                               portfolio     manager     of
                               certain   Oppenheimer  funds
                               (since   April   1998);    a
                               Chartered          Financial
                               Analyst;  formerly,  a  Vice
                               President    and   portfolio
                               manager     for     Guardian
                               Investor    Services,    the
                               investment        management
                               subsidiary  of The  Guardian
                               Life    Insurance    Company
                               (since 1972).

Edward Amberger,
Assistant Vice President

Mark J.P. Anson,
Vice President                 Vice  President of  Oppenheimer
                               Real  Asset  Management,   Inc.
                               ("ORAMI");    formerly,    Vice
                               President       of       Equity
                               Derivatives      at     Salomon
                               Brothers, Inc.

Peter M. Antos,
Senior Vice President          An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer       funds;      a
                               Chartered   Financial  Analyst;
                               Senior   Vice    President   of
                               HarbourView   Asset  Management
                               Corporation    ("HarbourView");
                               prior  to  March,  1996  he was
                               the  senior  equity   portfolio
                               manager   for   the    Panorama
                               Series    Fund,    Inc.    (the
                               "Company")   and  other  mutual
                               funds   and    pension    funds
                               managed  by G.R.  Phelps &  Co.
                               Inc.   ("G.R.   Phelps"),   the
                               Company's   former   investment
                               adviser,     which     was    a
                               subsidiary    of    Connecticut
                               Mutual      Life      Insurance
                               Company;     he    was     also
                               responsible  for  managing  the
                               common  stock   department  and
                               common  stock   investments  of
                               Connecticut     Mutual     Life
                               Insurance Co.

Lawrence Apolito,
Vice President                 None.

Victor Babin,
Senior Vice President          None.

Bruce Bartlett,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer  funds.   Formerly,
                               a  Vice  President  and  Senior
                               Portfolio  Manager  at First of
                               America Investment Corp.

George Batejan,
Executive Vice President,
Chief Information Officer      Formerly       Senior      Vice
                               President,   Group   Executive,
                               and  Senior   Systems   Officer
                               for   American    International
                               Group   (October  1994  -  May,
                               1998).

John R. Blomfield,
Vice President                 Formerly     Senior     Product
                               Manager   (November,   1995   -
                               August,         1997)        of
                               International  Home  Foods  and
                               American      Home     Products
                               (March, 1994 - October, 1996).
Kathleen Beichert,
Vice President                 None.

Rajeev Bhaman,
Vice President                 Formerly,     Vice    President
                               (January   1992   -   February,
                               1996)  of  Asian  Equities  for
                               Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President                 Vice  President  of Mutual Fund
                               Accounting  (since  May  1996);
                               an     officer     of     other
                               Oppenheimer  funds;   formerly,
                               an  Assistant   Vice  President
                               of OFI/Mutual  Fund  Accounting
                               (April  1994-May  1996),  and a
                               Fund Controller for OFI.

George C. Bowen,
Senior Vice President, Treasurer
and Director                   Vice   President   (since  June
                               1983)  and   Treasurer   (since
                               March          1985)         of
                               OppenheimerFunds   Distributor,
                               Inc.    (the    "Distributor");
                               Vice      President      (since
                               October   1989)  and  Treasurer
                               (since     April    1986)    of
                               HarbourView;     Senior    Vice
                               President    (since    February
                               1992),  Treasurer  (since  July
                               1991)and  a   director   (since
                               December        1991)        of
                               Centennial;          President,
                               Treasurer  and  a  director  of
                               Centennial              Capital
                               Corporation     (since     June
                               1989);   Vice   President   and
                               Treasurer  (since  August 1978)
                               and   Secretary   (since  April
                               1981)      of       Shareholder
                               Services,  Inc.  ("SSI");  Vice
                               President,     Treasurer    and
                               Secretary    of     Shareholder
                               Financial    Services,     Inc.
                               ("SFSI")     (since    November
                               1989);  Assistant  Treasurer of
                               Oppenheimer  Acquisition  Corp.
                               ("OAC")  (since  March,  1998);
                               Treasurer    of     Oppenheimer
                               Partnership   Holdings,    Inc.
                               (since  November  1989);   Vice
                               President   and   Treasurer  of
                               ORAMI  (since  July  1996);  an
                               officer  of  other  Oppenheimer
                                     funds.

Scott Brooks,
Vice President                 None.

Susan Burton,
Vice President                 None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division  Formerly,     Assistant    Vice
                               President  of  Rochester   Fund
                               Services, Inc.

Michael Carbuto,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer     funds;     Vice
                               President of Centennial.

John Cardillo,
Assistant Vice President       None.

Erin Cawley,
Assistant Vice President       None.

H.C. Digby Clements,
Assistant Vice President:
Rochester Division             None.

O. Leonard Darling,
Executive Vice President       Trustee  (1993  -  present)  of
                               Awhtolia College - Greece.

William DeJianne,              None.
Assistant Vice President

Robert A. Densen,
Senior Vice President          None.

Sheri Devereux,
Assistant Vice President       None.

Craig P. Dinsell
Executive Vice President       Formerly,      Senior      Vice
                               President  of  Human  Resources
                               for                    Fidelity
                               Investments-Retail     Division
                               (January,   1995   -   January,
                               1996),   Fidelity   Investments
                               FMR   Co.   (January,   1996  -
                               June,    1997)   and   Fidelity
                               Investments  FTPG  (June,  1997
                               - January, 1998).

Robert Doll, Jr.,
Executive                      Vice  President  &  Director  An  officer  and/or
                               portfolio manager of certain Oppenheimer funds.

John Doney,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director   Executive     Vice    President
                               (since   September  1993),  and
                               a   director   (since   January
                               1992)   of   the   Distributor;
                               Executive    Vice    President,
                               General     Counsel    and    a
                               director    of     HarbourView,
                               SSI,   SFSI   and   Oppenheimer
                               Partnership   Holdings,    Inc.
                               since     (September     1995);
                               President  and  a  director  of
                               Centennial   (since   September
                               1995);    President    and    a
                               director   of   ORAMI    (since
                               July  1996);   General  Counsel
                               (since     May     1996)    and
                               Secretary  (since  April  1997)
                               of  OAC;  Vice   President  and
                               Director  of   OppenheimerFunds
                               International,   Ltd.  ("OFIL")
                               and   Oppenheimer    Millennium
                               Funds   plc   (since    October
                               1997);   an  officer  of  other
                               Oppenheimer funds.

Patrick Dougherty,             None.
Assistant Vice President

Bruce Dunbar,                  None.
Vice President

George Evans,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

Edward Everett,
Assistant Vice President       None.

Scott Farrar,
Vice President                 Assistant      Treasurer     of
                               Oppenheimer   Millennium  Funds
                               plc (since  October  1997);  an
                               officer  of  other  Oppenheimer
                               funds;       formerly,       an
                               Assistant   Vice  President  of
                               OFI/Mutual    Fund   Accounting
                               (April  1994-May  1996),  and a
                               Fund Controller for OFI.

Leslie A. Falconio,
Assistant Vice President       None.

Katherine P. Feld,
Vice President and Secretary   Vice  President  and  Secretary
                               of the  Distributor;  Secretary
                               of       HarbourView,       and
                               Centennial;   Secretary,   Vice
                               President   and   Director   of
                               Centennial              Capital
                               Corporation;   Vice   President
                               and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division             An  officer,   Director  and/or
                               portfolio  manager  of  certain
                               Oppenheimer  funds;   Presently
                               he holds  the  following  other
                               positions:    Director   (since
                               1995) of ICI  Mutual  Insurance
                               Company;     Governor    (since
                               1994)  of St.  John's  College;
                               Director    (since    1994    -
                               present)    of    International
                               Museum   of    Photography   at
                               George      Eastman      House.
                               Formerly,     he    held    the
                               following            positions:
                               formerly,   Chairman   of   the
                               Board    and     Director    of
                               Rochester  Fund   Distributors,
                               Inc.  ("RFD");   President  and
                               Director       of      Fielding
                               Management    Company,     Inc.
                               ("FMC");      President     and
                               Director of  Rochester  Capital
                               Advisors,     Inc.    ("RCAI");
                               Managing  Partner of  Rochester
                               Capital     Advisors,     L.P.,
                               President   and   Director   of
                               Rochester Fund  Services,  Inc.
                               ("RFS");      President     and
                               Director   of   Rochester   Tax
                               Managed  Fund,  Inc.;  Director
                               (1993  -  1997)   of   VehiCare
                               Corp.;  Director  (1993 - 1996)
                               of VoiceMode.

John Fortuna,
Vice President                 None.

Patricia Foster,
Vice President                 Formerly,    she    held    the
                               following     positions:     An
                               officer   of   certain   former
                               Rochester  funds  (May,  1993 -
                               January,  1996);  Secretary  of
                               Rochester   Capital   Advisors,
                               Inc.   and   General    Counsel
                               (June,  1993  -  January  1996)
                               of      Rochester       Capital
                               Advisors, L.P.

Jennifer Foxson,
Vice President                 None.

Erin Gardiner,
Assistant Vice President       None.

Linda Gardner,
Vice President                 None.

Alan Gilston,
Vice President                 Formerly,     Vice    President
                               (1987-1997)     for    Schroder
                               Capital              Management
                               International.

Jill Glazerman,
Assistant Vice President       None.

Mikhail Goldverg
Assistant Vice President       None.

Jeremy Griffiths,
Chief Financial Officer        Chief  Financial   Officer  and
                               Treasurer  (since March,  1998)
                               of   Oppenheimer    Acquisition
                               Corp.;  a Member  and Fellow of
                               the   Institute   of  Chartered
                               Accountants;    formerly,    an
                               accountant   for  Arthur  Young
                               (London, U.K.).

Robert Grill,
Vice President                 Formerly,     Marketing    Vice
                               President   for  Bankers  Trust
                               Company  (1993-1996);  Steering
                               Committee               Member,
                               Subcommittee    Chairman    for
                               American   Savings    Education
                               Council (1995-1996).

Caryn Halbrecht,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

Elaine T. Hamann,
Vice President                 Formerly,     Vice    President
                               (September,   1989  -  January,
                               1997)    of    Bankers    Trust
                                    Company.

Robert Haley
Assistant Vice President       Formerly,   Vice  President  of
                               Information     Services    for
                               Bankers      Trust      Company
                               (January,   1991  -   November,
                               1997).

Thomas B. Hayes,
Vice President                 None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager President and Director of SFSI; President and Chief executive Officer of SSI.

Dorothy Hirshman,              None.
Assistant Vice President

Merryl Hoffman,
Vice President                 None.

Nicholas Horsley,
Vice President                 Formerly,    a   Senior    Vice
                               President     and     Portfolio
                               Manager  for  Warburg,   Pincus
                               Counsellors,               Inc.
                               (1993-1997),    Co-manager   of
                               Warburg,     Pincus    Emerging
                               Markets  Fund  (12/94 - 10/97),
                               Co-manager   Warburg,    Pincus
                               Institutional          Emerging
                               Markets    Fund   -    Emerging
                               Markets   Portfolio   (8/96   -
                               10/97),  Warburg  Pincus  Japan
                               OTC Fund,  Associate  Portfolio
                               Manager   of   Warburg   Pincus
                               International    Equity   Fund,
                               Warburg  Pincus   Institutional
                               Fund  -   Intermediate   Equity
                               Portfolio,  and Warburg  Pincus
                               EAFE Fund.

Scott T. Huebl,
Assistant Vice President       None.

Richard Hymes,
Vice President                 None.

Jane Ingalls,
Vice President                 None.

Kathleen T. Ives,
Vice President                 None.

Frank Jennings,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

Thomas W. Keffer,
Senior Vice President          None.

Avram Kornberg,
Vice President                 None.

John Kowalik,
Senior Vice President          An  officer  and/or   portfolio
                               manager       for       certain
                               OppenheimerFunds;     formerly,
                               Managing  Director  and  Senior
                               Portfolio       Manager      at
                               Prudential    Global   Advisors
                               (1989 - 1998).

Joseph Krist,
Assistant Vice President       None.



Michael Levine,
Assistant Vice President       None.

Shanquan Li,
Vice President                 None.

Stephen F. Libera,
Vice President                 An  officer  and/or   portfolio
                               manager       for       certain
                               Oppenheimer       funds;      a
                               Chartered   Financial  Analyst;
                               a     Vice     President     of
                               HarbourView;   prior  to  March
                               1996,     the    senior    bond
                               portfolio      manager      for
                               Panorama   Series   Fund  Inc.,
                               other    mutual    funds    and
                               pension   accounts  managed  by
                               G.R.  Phelps;  also responsible
                               for    managing    the   public
                               fixed-income         securities
                               department    at    Connecticut
                               Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                 None.

David Mabry,
Assistant Vice President       None.

Steve Macchia,
Assistant Vice President       None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                   Chief     Executive     Officer
                               (since     September     1995);
                               President  and director  (since
                               June   1991)  of   HarbourView;
                               Chairman   and  a  director  of
                               SSI (since  August  1994),  and
                               SFSI     (September      1995);
                               President    (since   September
                               1995)  and  a  director  (since
                               October     1990)    of    OAC;
                               President    (since   September
                               1995)  and  a  director  (since
                               November        1989)        of
                               Oppenheimer         Partnership
                               Holdings,   Inc.,   a   holding
                               company  subsidiary  of OFI;  a
                               director  of ORAMI  (since July
                               1996)   ;   President   and   a
                               director  (since  October 1997)
                               of  OFIL,   an  offshore   fund
                               manager  subsidiary  of OFI and
                               Oppenheimer   Millennium  Funds
                               plc   (since   October   1997);
                               President  and  a  director  of
                               other   Oppenheimer   funds;  a
                               director      of      Hillsdown
                               Holdings   plc  (a  U.K.   food
                               company);      formerly,     an
                               Executive   Vice  President  of
                               OFI.

Wesley Mayer,
Vice President                 Formerly,     Vice    President
                               (January,  1995 -  June,  1996)
                               of      Manufacturers      Life
                               Insurance Company.

Loretta McCarthy,
Executive Vice President       None.

Kelley A. McCarthy-Kane
Assistant Vice President       Formerly,    Product   Manager,
                               Assistant     Vice    President
                               (June 1995-  October,  1997) of
                               Merrill  Lynch Pierce  Fenner &
                                     Smith.

Beth Michnowski,
Assistant                      Vice President  Formerly Senior Marketing Manager
                               May,  1996 - June,  1997) and Director of Product
                               Marketing (August,  1992 May, 1996) with Fidelity
                               Investments.

Lisa Migan,
Assistant Vice President       None.



Denis R. Molleur,
Vice President                 None.

Nikolaos Monoyios,
Vice President                 A   Vice    President    and/or
                               portfolio  manager  of  certain
                               Oppenheimer     funds    (since
                               April   1998);    a   Certified
                               Financial  Analyst;   formerly,
                               a    Vice     President     and
                               portfolio      manager      for
                               Guardian   Investor   Services,
                               the  management  subsidiary  of
                               The  Guardian  Life   Insurance
                               Company (since 1979).

Linda Moore,
Vice President                 Formerly,   Marketing   Manager
                               (July  1995-November  1996) for
                               Chase    Investment    Services
                                      Corp.

Kenneth Nadler,
Vice President                 None.


David Negri,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President       None.

Robert A. Nowaczyk,
Vice President                 None.

Ray Olson,
Assistant Vice President       None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division             None.

Gina M. Palmieri,
Assistant Vice President       None.

Robert E. Patterson,
Senior Vice President          An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

James Phillips
Assistant Vice President       None.

Caitlin Pincus,
Vice President                 Formerly,  Manager  (June  1995
                               - December  1997) of McKinsey &
                               Co.

Jane Putnam,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

Michael Quinn,
Assistant Vice President       Formerly,     Assistant    Vice
                               President   (April,    1995   -
                               January,  1998)  of Van  Kampen
                               American Capital.

Russell Read,
Senior Vice President          Vice  President of  Oppenheimer
                               Real  Asset  Management,   Inc.
                               (since March, 1995).

Thomas Reedy,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer  funds;   formerly,
                               a  Securities  Analyst  for the
                                    Manager.

Ruxandra Risko,
Vice President                 None.

Michael S. Rosen,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

Richard H. Rubinstein,
Senior Vice President          An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President       None.

James Ruff,
Executive Vice President & Director None.

Valerie Sanders,
Vice President                 None.

Ellen Schoenfeld,
Assistant Vice President       None.

Stephanie Seminara,
Vice President                 None.

Michelle Simone,
Assistant Vice President       None.

Richard Soper,
Vice President                 None.

Stuart J. Speckman
Vice President                 Formerly,  Vice  President  and
                               Wholesaler    for    Prudential
                               Securities  (December,  1990  -
                                  July, 1997).
Nancy Sperte,
Executive Vice President       None.

Donald W. Spiro,
Chairman Emeritus and Director Vice  Chairman  and  Trustee of
                               the       New        York-based
                               Oppenheimer  Funds;   formerly,
                               Chairman  of  the  Manager  and
                               the Distributor.

Richard A. Stein,
Vice President: Rochester Division  Assistant  Vice  President
                               (since   1995)   of   Rochester
                               Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President          An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President          An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

John Stoma,
Senior Vice President, Director
of Retirement Plans            None.

Michael C. Strathearn,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer       funds;      a
                               Chartered   Financial  Analyst;
                               a     Vice     President     of
                                  HarbourView.

James C. Swain,
Vice Chairman of the Board     Chairman,   CEO  and   Trustee,
                               Director  or  Managing  Partner
                               of       the       Denver-based
                               Oppenheimer  Funds;   President
                               and a Director  of  Centennial;
                               formerly,     President     and
                               Director    of    OAMC,     and
                               Chairman of the Board of SSI.

Susan Switzer,
Assistant Vice President

James Tobin,
Vice President                 None.

Susan Torrisi,
Assistant Vice President       None.

Jay Tracey,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

James Turner,
Assistant Vice President       None.

Ashwin Vasan,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer funds.

Teresa Ward,
Assistant Vice President       None.

Jerry Webman,
Senior Vice President          Director   of  New   York-based
                               tax-exempt     fixed     income
                               Oppenheimer funds.

Christine Wells,
Vice President                 None.

Joseph Welsh,
Assistant Vice President       None.

Kenneth B. White,
Vice President                 An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer       funds;      a
                               Chartered   Financial  Analyst;
                               Vice President of HarbourView.

William L. Wilby,
Senior Vice President          An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer     funds;     Vice
                               President of HarbourView.

Carol Wolf,
Vice President       An officer  and/or  portfolio  manager
                               of    certain    Oppenheimer
                               funds;   Vice  President  of
                               Centennial;             Vice
                               President,    Finance    and
                               Accounting;     Point     of
                               Contact:             Finance
                               Supporters    of   Children;
                               Member   of   the   Oncology
                               Advisory    Board   of   the
                               Childrens Hospital.

Caleb Wong,
Assistant Vice President       None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                Assistant   Secretary   of  SSI
                               (since    May    1985),    SFSI
                               (since  November  1989),   OFIL
                               (since    1998),    Oppenheimer
                               Millennium   Funds  plc  (since
                               October  1997);  an  officer of
                               other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division             None.

Arthur J. Zimmer,
Senior Vice President          An  officer  and/or   portfolio
                               manager        of       certain
                               Oppenheimer     funds;     Vice
                               President of Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest/Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
             Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
                 Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Equity Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc. The New York Tax-Exempt Income Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal         Positions & Offices     Positions   &
Offices
Business Address         with Underwriter        with
Registrant

Jason Bach               Vice President          None
31 Racquel Drive
Marietta, GA 30364

Peter Beebe              Vice President          None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship   Vice President          None
17011 Woodbank
Spring, TX  77379

George C. Bowen(1)       Vice President and      Vice
President and
                         Treasurer               Treasurer
of the
                                                 Oppenheimer
funds.

Peter W. Brennan         Vice President          None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce(2)         Senior Vice President;  None
Director: Financial
Institution Division

Robert Coli              Vice President          None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins        Vice President          None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin         Vice President          None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Daniel Deckman           Vice President          None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone     Vice President          None
110 W. Grant Street, #25A
Minneapolis, MN 55403

Rhonda Dixon-Gunner(1)   Assistant Vice PresidentNone

Andrew John Donohue(2)   Executive Vice          Secretary
of the
                         President & Director    Oppenheimer
funds.
                               And General Counsel

John Donovan             Vice President          None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris           Vice President          None
4104 Harlanwood Drive
Fort Worth, TX 76109

Wendy H. Ehrlich         Vice President          None
4 Craig Street
Jericho, NY 11753

Kent Elwell              Vice President          None
41 Craig Place
Cranford, NJ  07016

Todd Ermenio             Vice President          None
11011 South Darlington
Tulsa, OK  74137

John Ewalt               Vice President          None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey             Vice President          None
412 Commons Way
Doylestown, PA 18901

Eric Fallon              Vice President          None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)     Vice President          None
& Secretary

Mark Ferro               Vice President          None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)    Vice President          None

Ronald R. Foster         Senior Vice President   None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki-Wells   Vice President          None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto         Vice President          None
10239 Rougemont Lane
Charlotte, NC 28277

Michelle Gans            Vice President          None
8327 Kimball Drive
Eden Prairie, MN  55347

L. Daniel Garrity        Vice President          None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles               Vice President          None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)           Vice President/National None
Sales Manager

Michael Guman            Vice President          None
3913 Pleasent Avenue
Allentown, PA 18103

Allen Hamilton           Vice President          None
5 Giovanni
Aliso Viejo, CA  92656

C. Webb Heidinger        Vice President          None
28 Cable Road
Rye, NH 03870

Byron Ingram(1)          Assistant Vice PresidentNone

Eric K. Johnson          Vice President          None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson          Vice President          None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman             Vice President          None
10499 Lake Vista Circle
Boca Raton, FL  33498

Michael Keogh(2)         Vice President          None

Brian Kelly              Vice President          None
4628 Colfax Avenue So.
Minneapolis, MN  55408

John Kennedy             Vice President          None
799 Paine Drive
Westchester, PA  19382

Richard Klein            Vice President          None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause            Vice President          None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)           Vice President/         None
                                Director of Sales

Oren Lane                Vice President          None
5286 Timber Bend Drive
Brighton, MI  48116

Todd Lawson              Vice President          None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang         Senior Vice President   None
23 Fox Trail
Lincolnshire, IL 60069

Dawn Lind                Vice President          None
7 Maize Court
Melville, NY 11747

James Loehle             Vice President          None
30 John Street
Cranford, NJ  07016

Steve Manns              Vice President          None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion              Vice President          None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters            Vice President          None
520 E. 76th Street
New York, NY  10021

LuAnn Mascia(2)          Assistant Vice PresidentNone

Theresa-Marie Maynier    Vice President          None
4411 Spicewood Springs, #811
Austin, TX 78759

Anthony Mazzariello      Vice President          None
100 Anderson Street, #427
Pittsburgh, PA  15212

John McDonough           Vice President          None
6010 Ocean Front Avenue
Virginia Beach, VA 23451

Wayne Meyer              Vice President          None
2617 Sun Meadow Drive
Chesterfield, MO  63005

Tanya Mrva(2)            Assistant Vice PresidentNone

Laura Mulhall(2)         Senior Vice President   None

Charles Murray           Vice President          None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray             Vice President          None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura    Vice President          None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel             Vice President          None
60 Myrtle Beach Drive
Henderson, NV  89014

Joseph Norton            Vice President          None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski         Vice President          None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira            Vice President          None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit        Vice President          None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti            Vice President          None
1777 Larimer St. #807
Denver, CO  80202

Steve Puckett            Vice President          None
2555 N. Clark, #209
Chicago, IL  60614

Elaine Puleo(2)          Senior Vice President   None

Minnie Ra                Vice President          None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring            Vice President          None
378 Elm Street
Denver, CO 80220

Michael Raso             Vice President          None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)     Vice President          None

Douglas Rentschler       Vice President          None
867 Pemberton
Grosse Pointe Park, MI 48230

Ian Robertson            Vice President          None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(3)      Vice President          None

Kenneth Rosenson         Vice President          None
28214 Rey de Copas Lane
Malibu, CA 90265

James Ruff(2)            President               None

Timothy Schoeffler       Vice President          None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino        Vice President          None
785 Beau Chene Drive
Mandeville, LA  70471

Robert Shore             Vice President          None
26 Baroness Lane
Laguna Niguel, CA 92677

Timothy Stegman          Vice President          None
749 Jackson Street
Denver, CO 80206

Peter Sullivan           Vice President          None
21445 S. E 35th Street
Issaquah, WA  98029

David Sturgis            Vice President          None
44 Abington Road
Danvers, MA  0923

Brian Summe              Vice President          None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney           Vice President          None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny            Vice President          None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum     Vice President          None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas          Vice President          None
8116 Arlingon Blvd. #123
Falls Church, VA 22042

Sarah Turpin             Vice President          None
2201 Wolf Street, #5202
Dallas, TX 75201

Mark Stephen Vandehey(1) Vice President          None

James Wiaduck            Vice President          None
29900 Meridian Place
#22303
Farmington Hills, MI  48331

Marjorie Williams        Vice President          None
6930 East Ranch Road
Cave Creek, AZ  85331

(1)                       6803 South  Tuscon  Way,  Englewood,
CO  80112
(2)                       Two World  Trade  Center,  New York,
NY  10048
(3)                       350  Linden  Oaks,   Rochester,   NY
14623

      (c)  Not applicable.


Item 28. Location of Accounts and Records The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 3410 South Galena Street, Denver, Colorado 80231.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

(a)  Not applicable

(b)  Not applicable

(c)  Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of September, 1998.

                     OPPENHEIMER MONEY MARKET FUND, INC.

                            /s/ Bridget A. Macaskill
                     --------------------------------------
                         Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                     Title                Date
----------                     -----                ----

/s/ Leon Levy*                 Chairman of the      September 25, 1998
--------------                 Board of Directors
Leon Levy

/s/ Donald W. Spiro*           Vice Chairman and    September 25, 1998
------------------             Director
Donald W. Spiro

/s/ George Bowen*              Treasurer and        September 25, 1998
-----------------              Principal Financial
George Bowen                   and Accounting
                               Officer

/s/ Robert G. Galli*           Director             September 25, 1998
-------------------
Robert G. Galli

/s/ Benjamin Lipstein*         Director             September 25, 1998
----------------------
Benjamin Lipstein

/s/ Bridget A. Macaskill*      President,           September 25, 1998
------------------------       Principal Executive
Bridget A. Macaskill           Officer

/s/ Elizabeth B. Moynihan*     Director             September 25, 1998
--------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*        Director             September 25, 1998
-----------------------
Kenneth A. Randall

/s/ Edward V. Regan*           Director             September 25, 1998
------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Director             September 25, 1998
-----------------------------
Russell S. Reynolds, Jr.

/s/ Pauline Trigere*           Director             September 25, 1998
--------------------
Pauline Trigere

/s/ Clayton K. Yeutter*        Director             September 25, 1998
-----------------------
Clayton K. Yeutter


*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact